Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Mar. 31, 2014 Maximum	Dec. 31, 2013 Maximum	Dec. 31, 2013 South Carolina	Dec. 31, 2012 South Carolina	Dec. 31, 2013 Corporate Headquarters	Dec. 31, 2012 Corporate Headquarters	Dec. 31, 2013 Federal	Dec. 31, 2012 Federal	Dec. 31, 2013 State and Local Jurisdiction	Dec. 31, 2012 State and Local Jurisdiction
Income Taxes [Line Items]
U.S. federal income tax examination year				2010		2012
Deferred tax valuation allowance	$ 34,422	$ 24,231
Increase in valuation allowance	10,191	5,721
Federal and state net operating loss carryforwards	15,553
Excess tax benefits from deductions from exercise of nonqualified stock options	408
Net operating loss carryforwards											41,374	25,595	33,665	23,589
Net operating loss carryforwards expiration, beginning year											2022
Net operating loss carryforwards expiration, ending year											2033
Tax credit carryovers							4,924	4,497	4,924	4,497
Expiration of tax credit carryforward, beginning year									2020
Expiration of tax credit carryforward, ending year									2028
Gross unrecognized tax benefits	437
Portion of unrecognized tax benefits for Company's effective tax rate	$ 0
Effective federal tax rate	34.00%	34.00%	34.00%		1.00%